Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Calculations of Basic Earnings Per Share

	2017	2016	2015
Numerator:
Profit attributable to owners of the Company	1,979,129	1,492,088	2,067,654
Denominator:
Weighted average number of shares (*)	2,193,184,437	2,193,184,437	2,200,000,000

Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	0.90	0.68	0.94

(*)	Refer to Note 24 – Treasury shares

	2017	2016	2015
Numerator:
Profit from continuing operations attributable to owners of the Company	1,979,129	1,534,252	1,700,318
Denominator:
Weighted average number of shares (*)	2,193,184,437	2,193,184,437	2,200,000,000

Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	0.90	0.70	0.77

(*)	Refer to Note 24 – Treasury shares